[TSC Letterhead]
August 19, 2005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Technology Solutions Company
Preliminary Proxy Statement on Schedule 14A
Ladies and Gentlemen:
     Technology Solutions Company, a Delaware corporation (“TSC”), hereby transmits for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, a preliminary proxy statement on Schedule 14A, together with form of proxy (the “Proxy Statement”). The Proxy Statement relates to a special meeting of the stockholders of TSC to be called in connection with a proposed amendment to TSC’s Restated Certificate of Incorporation. The proposed amendment, if approved by stockholders and effected by TSC’s Board of Directors, would effect a reverse stock split of the outstanding shares of TSC’s common stock and a decrease in the number of authorized shares of TSC’s common stock.
     TSC plans to hold the special meeting of its stockholders on October 14, 2005 and would appreciate receiving any comments on the Proxy Statement by September 1, 2005 in order to permit us to meet our scheduled printing and mailing date.
     Please direct any questions or comments relating to the Proxy Statement to the undersigned at (312) 228-4647.

Very truly yours,
/s/ Philip J. Downey
Philip J. Downey
Vice President – General Counsel & Corporate Secretary